UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2016
Date of reporting period: July 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (90.61%)
CONSUMER DISCRETIONARY – (23.97%)
Consumer Durables & Apparel – (0.21%)
Hunter Douglas N.V. (Netherlands)	18,390	$919,033
Consumer Services – (3.51%)
New Oriental Education & Technology Group, Inc., ADR (China)*	117,500	5,177,050
TAL Education Group, Class A, ADR (China)*	79,750	4,801,747
Xiabu Xiabu Catering Management Co., Ltd. (China)	11,145,950	5,444,828
		15,423,625
Media – (6.54%)
Grupo Televisa S.A.B., ADR (Mexico)	178,660	4,746,996
Liberty Global PLC, LiLAC Class C *	26,490	927,150
Liberty Global PLC, Series C *	151,610	4,692,330
Naspers Ltd. - N (South Africa)	117,010	18,374,142
		28,740,618
Retailing – (13.71%)
Amazon.com, Inc. *	35,410	26,869,462
CarMax, Inc. *	202,450	11,794,737
JD.com Inc., Class A, ADR (China)*	510,560	11,053,624
Jumei International Holding Ltd., Class A, ADR (China)*	14,050	57,886
Vipshop Holdings Ltd., Class A, ADR (China)*	735,380	10,464,458
		60,240,167
	Total Consumer Discretionary	105,323,443
CONSUMER STAPLES – (1.14%)
Food, Beverage & Tobacco – (1.14%)
United Spirits Ltd. (India)*	137,700	5,029,231
	Total Consumer Staples	5,029,231
ENERGY – (11.81%)
Apache Corp.	186,000	9,765,000
Cabot Oil & Gas Corp.	317,110	7,823,104
Encana Corp. (Canada)	2,695,470	21,698,533
EQT Corp.	116,100	8,459,046
Occidental Petroleum Corp.	55,600	4,154,988
	Total Energy	51,900,671
FINANCIALS – (20.52%)
Banks – (7.02%)
JPMorgan Chase & Co.	207,240	13,257,143
Standard Chartered PLC (United Kingdom)*	271,493	2,172,372
Wells Fargo & Co.	321,720	15,432,908
		30,862,423
Diversified Financials – (10.33%)
Capital Markets – (4.02%)
Charles Schwab Corp.	232,360	6,603,671
Noah Holdings Ltd., ADS (China)*	431,380	11,064,897
		17,668,568
Consumer Finance – (1.06%)
American Express Co.	65,200	4,202,792
LendingClub Corp. *	97,720	451,467
		4,654,259

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (5.25%)
Berkshire Hathaway Inc., Class B *	159,800	$23,054,346
		45,377,173
Insurance – (3.17%)
Multi-line Insurance – (3.17%)
Sul America S.A. (Brazil)	2,620,200	13,931,732
	Total Financials	90,171,328
HEALTH CARE – (1.37%)
Pharmaceuticals, Biotechnology & Life Sciences – (1.37%)
Valeant Pharmaceuticals International, Inc. (Canada)*	269,310	6,005,613
	Total Health Care	6,005,613
INDUSTRIALS – (13.38%)
Capital Goods – (7.34%)
Brenntag AG (Germany)	23,210	1,152,386
IMI PLC (United Kingdom)	76,940	1,091,577
Safran S.A. (France)	158,070	10,744,718
Schneider Electric SE (France)	53,820	3,521,194
United Technologies Corp.	123,730	13,319,535
WESCO International, Inc. *	43,320	2,414,657
		32,244,067
Transportation – (6.04%)
CAR Inc. (China)*	4,946,900	5,049,939
InterGlobe Aviation Ltd. (India)*	640,340	9,463,381
Wesco Aircraft Holdings, Inc. *	936,610	12,035,439
		26,548,759
	Total Industrials	58,792,826
INFORMATION TECHNOLOGY – (15.97%)
Semiconductors & Semiconductor Equipment – (1.11%)
Texas Instruments Inc.	70,150	4,892,962
Software & Services – (14.75%)
58.com Inc., Class A, ADR (China)*	6,200	322,462
Alphabet Inc., Class A *	8,773	6,942,426
Alphabet Inc., Class C *	18,043	13,871,278
Angie's List Inc. *	374,960	3,033,426
ASAC II L.P. *(a)	35,352	32,559
Baidu, Inc., Class A, ADR (China)*	26,250	4,189,500
Facebook Inc., Class A *	37,850	4,691,129
Quotient Technology Inc. *	722,360	9,145,078
SouFun Holdings Ltd., Class A, ADR (China)*	2,030,290	10,395,085
YY Inc., Class A, ADR (China)*	311,180	12,195,144
		64,818,087
Technology Hardware & Equipment – (0.11%)
HP Inc.	34,870	488,529
	Total Information Technology	70,199,578

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2016 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (2.45%)
LafargeHolcim Ltd. (Switzerland)	103,636	$4,940,488
Monsanto Co.	54,690	5,839,251
	Total Materials	10,779,739
TOTAL COMMON STOCK – (Identified cost $378,020,553)		398,202,429
PREFERRED STOCK – (5.56%)
CONSUMER DISCRETIONARY – (5.56%)
Retailing – (5.56%)
Didi Chuxing Joint Co., Series A (China)*(a)	479,462	18,328,442
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	1,630,518	6,086,234
	Total Consumer Discretionary	24,414,676
TOTAL PREFERRED STOCK – (Identified cost $18,836,557)		24,414,676
SHORT-TERM INVESTMENTS – (1.51%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 08/01/16, dated 07/29/16, repurchase value of $1,521,051 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 08/01/16-08/15/45, total market value $1,551,420)	$1,521,000	1,521,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.35%, 08/01/16, dated 07/29/16, repurchase value of $920,027 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.625%-2.75%, 11/30/17-01/15/18, total market value $938,400)	920,000	920,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.35%, 08/01/16, dated 07/29/16, repurchase value of $1,521,044 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.989%-4.371%, 07/01/40-04/15/57, total market value $1,551,420)	1,521,000	1,521,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.42%, 08/01/16, dated 07/29/16, repurchase value of $2,661,093 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.416%-4.00%, 12/01/17-07/01/46, total market value $2,714,220)	2,661,000	2,661,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,623,000)		6,623,000
Total Investments – (97.68%) – (Identified cost $403,480,110) – (b)		429,240,105
Other Assets Less Liabilities – (2.32%)		10,217,086
	Net Assets – (100.00%)	$439,457,191

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2016 (Unaudited)

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $24,447,235 or 5.56% of the Fund's net assets as of July 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $403,890,355. At July 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$59,222,478
	Unrealized depreciation	(33,872,728)
	Net unrealized appreciation	$25,349,750

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (88.82%)
CONSUMER DISCRETIONARY – (25.83%)
Consumer Durables & Apparel – (5.40%)
Hermes International (France)	8,600	$3,699,777
Hunter Douglas N.V. (Netherlands)	35,103	1,754,259
		5,454,036
Consumer Services – (6.30%)
New Oriental Education & Technology Group, Inc., ADR (China)*	50,630	2,230,758
TAL Education Group, Class A, ADR (China)*	34,520	2,078,449
Xiabu Xiabu Catering Management Co., Ltd. (China)	4,212,210	2,057,676
		6,366,883
Media – (7.04%)
Grupo Televisa S.A.B., ADR (Mexico)	57,680	1,532,558
Naspers Ltd. - N (South Africa)	35,550	5,582,435
		7,114,993
Retailing – (7.09%)
Ctrip.com International, Ltd., ADR (China)*	21,560	941,525
JD.com Inc., Class A, ADR (China)*	146,840	3,179,086
Jumei International Holding Ltd., Class A, ADR (China)*	6,200	25,544
Vipshop Holdings Ltd., Class A, ADR (China)*	212,280	3,020,745
		7,166,900
	Total Consumer Discretionary	26,102,812
CONSUMER STAPLES – (3.22%)
Food, Beverage & Tobacco – (1.17%)
United Spirits Ltd. (India)*	32,280	1,178,966
Household & Personal Products – (2.05%)
L'Oréal S.A. (France)	10,880	2,070,894
	Total Consumer Staples	3,249,860
ENERGY – (6.21%)
Encana Corp. (Canada)	779,450	6,274,573
	Total Energy	6,274,573
FINANCIALS – (12.28%)
Banks – (0.64%)
Standard Chartered PLC (United Kingdom)*	80,834	646,799
Diversified Financials – (8.02%)
Capital Markets – (3.44%)
Noah Holdings Ltd., ADS (China)*	135,670	3,479,935
Diversified Financial Services – (4.58%)
BM&FBOVESPA S.A. (Brazil)	554,760	3,266,213
Groupe Bruxelles Lambert S.A. (Belgium)	11,200	944,755
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,960	415,085
		4,626,053
		8,105,988
Insurance – (3.62%)
Multi-line Insurance – (3.62%)
Sul America S.A. (Brazil)	688,400	3,660,257
	Total Financials	12,413,044

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (4.95%)
Health Care Equipment & Services – (3.36%)
Essilor International S.A. (France)	26,500	$3,393,774
Pharmaceuticals, Biotechnology & Life Sciences – (1.59%)
Valeant Pharmaceuticals International, Inc. (Canada)*	72,150	1,608,945
	Total Health Care	5,002,719
INDUSTRIALS – (22.64%)
Capital Goods – (13.09%)
Assa Abloy AB, Class B (Sweden)	188,830	4,144,241
Brenntag AG (Germany)	14,320	710,994
IMI PLC (United Kingdom)	22,220	315,244
Meggitt PLC (United Kingdom)	199,216	1,155,061
Safran S.A. (France)	51,300	3,487,088
Schneider Electric SE (France)	52,230	3,417,168
		13,229,796
Commercial & Professional Services – (1.51%)
Regus PLC (United Kingdom)	377,000	1,523,265
Transportation – (8.04%)
CAR Inc. (China)*	1,697,500	1,732,857
InterGlobe Aviation Ltd. (India)*	187,957	2,777,757
Kuehne + Nagel International AG (Switzerland)	25,770	3,616,096
		8,126,710
	Total Industrials	22,879,771
INFORMATION TECHNOLOGY – (6.94%)
Software & Services – (6.94%)
58.com Inc., Class A, ADR (China)*	3,340	173,713
Baidu, Inc., Class A, ADR (China)*	6,255	998,298
SouFun Holdings Ltd., Class A, ADR (China)*	559,470	2,864,486
YY Inc., Class A, ADR (China)*	76,040	2,980,008
	Total Information Technology	7,016,505
MATERIALS – (6.75%)
Air Liquide S.A. (France)	6,240	665,471
LafargeHolcim Ltd. (Switzerland)	74,187	3,536,609
Linde AG (Germany)	18,170	2,614,421
	Total Materials	6,816,501
TOTAL COMMON STOCK – (Identified cost $92,434,844)		89,755,785
PREFERRED STOCK – (6.62%)
CONSUMER DISCRETIONARY – (6.62%)
Retailing – (6.62%)
Didi Chuxing Joint Co., Series A (China)*(a)	128,505	4,912,373
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	475,314	1,774,205
	Total Consumer Discretionary	6,686,578
TOTAL PREFERRED STOCK – (Identified cost $5,156,363)		6,686,578

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2016 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (6.82%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.40%, 08/01/16, dated 07/29/16, repurchase value of $1,583,053 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.50%, 08/01/16-08/15/45, total market value $1,614,660)	$1,583,000	$1,583,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.35%, 08/01/16, dated 07/29/16, repurchase value of $957,028 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.625%-2.75%, 11/30/17-01/15/18, total market value $976,140)	957,000	957,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.35%, 08/01/16, dated 07/29/16, repurchase value of $1,583,046 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.574%-3.50%, 10/01/34-05/01/45, total market value $1,614,660)	1,583,000	1,583,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.42%, 08/01/16, dated 07/29/16, repurchase value of $2,770,097 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.351%-4.00%, 03/01/23-07/01/46, total market value $2,825,400)	2,770,000	2,770,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,893,000)	6,893,000
	Total Investments – (102.26%) – (Identified cost $104,484,207) – (b)		103,335,363
	Liabilities Less Other Assets – (2.26%)		(2,280,809)
		Net Assets – (100.00%)	$101,054,554

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,686,578 or 6.62% of the Fund's net assets as of July 31, 2016.

(b)	Aggregate cost for federal income tax purposes is $104,496,273. At July 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$11,145,124
	Unrealized depreciation		(12,306,034)
		Net unrealized depreciation	$(1,160,910)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2016 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions. The Funds may also price partnerships by calculating the liquidation value of the investment using the discounted value of residual cash in the vehicle.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2016 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2016 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$105,323,443	$26,102,812
Consumer Staples	5,029,231	3,249,860
Energy	51,900,671	6,274,573
Financials	90,171,328	12,413,044
Health Care	6,005,613	5,002,719
Industrials	58,792,826	22,879,771
Information Technology	70,167,019	7,016,505
Materials	10,779,739	6,816,501
Total Level 1	398,169,870	89,755,785
Level 2 – Other Significant Observable Inputs:
Short-term securities	6,623,000	6,893,000
Total Level 2	6,623,000	6,893,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	24,414,676	6,686,578
Information Technology	32,559	–
Total Level 3	24,447,235	6,686,578
Total Investments	$429,240,105	$103,335,363

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended July 31, 2016.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended July 31, 2016:

	Davis Global Fund	Davis International Fund
Investment Securities:
Beginning balance	$29,670,897	$6,688,146
Proceeds from sales	(2,064,648)	–
Decrease in unrealized appreciation	(3,159,014)	(1,568)
Ending balance	$24,447,235	$6,686,578

Decrease in unrealized appreciation during the period on Level 3 securities still held at July 31, 2016	$(3,159,014)	$(1,568)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2016 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	July 31, 2016	Technique	Input	Amount
Davis Global Fund	Common Stock	$32,559	Present Value Calculation	Annualized Yield	2.08%
	Preferred Stock	18,328,442	Market Approach	Transaction Price	$38.2271
	Preferred Stock	6,086,234	Market Approach	Transaction Price Conversion Price Adjustment	$3.8607 3.32%
		$24,447,235
Davis International Fund	Preferred Stock	4,912,373	Market Approach	Transaction Price	$38.2271
	Preferred Stock	1,774,205	Valuation Multiple	Transaction Price Conversion Price Adjustment	$3.8607 3.32%
		$6,686,578

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: 09/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: 09/27/2016

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: 09/27/2016